Contents of Significant Accounts - Summary of Stock Held by Associates (Detail) - shares shares in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Stock Held By Associates [Line Items]
Number of shares in entity held by its subsidiaries or associates		900,961	900,961
HSUN CHIEH [member]
Disclosure Of Stock Held By Associates [Line Items]
Number of shares in entity held by its subsidiaries or associates		441,371	441,371
YANN YUAN [member]
Disclosure Of Stock Held By Associates [Line Items]
Number of shares in entity held by its subsidiaries or associates		192,963	192,963
SUBTRON, the subsidiary of UNIMICRON [member]
Disclosure Of Stock Held By Associates [Line Items]
Number of shares in entity held by its subsidiaries or associates	[1]	47	47
SIS [member]
Disclosure Of Stock Held By Associates [Line Items]
Number of shares in entity held by its subsidiaries or associates	[2]	266,580	266,580

[1]	Beginning from January 2023, SUBTRON becomes an associate of the Company.
[2]	Beginning from August 2023, SIS becomes an associate of the Company.